DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
Needham Bank 401(k) Plan
PLAN TERMINATION
DESCRIPTION OF PLAN

1.DESCRIPTION OF PLAN

The following description of the Needham Bank 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description and Plan Document for complete information.

General

The Plan is a defined contribution plan covering certain employees of Needham Bank (the “Bank”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The Plan adopted a Principal Financial Group prototype for savings plans. Principal Life Insurance Company and Delaware Charter Guarantee and Trust Company d/b/a Principal Trust Company are the Custodians of the Plan.

All assets acquired under this Plan as a result of participant and Bank contributions, income and other additions will be administered, distributed, forfeited and otherwise governed by the provisions of this Plan. The Plan assets are currently invested in various investment options offered through the Principal Financial Group and its member companies (“Principal”).

Eligibility

To become eligible for participation, an employee must have reached 21 years of age and complete one month of entry service. The following employees are not eligible to participate in the Plan: Part-time, temporary, or seasonal employees who are regularly scheduled to work less than 1,000 hours of service, until such time as the employee works 1,000 hours of service in a 12-month period in the plan and leased employees.

Participant Contributions

An active participant may elect to make contributions to the Plan subject to limitations as defined in the Internal Revenue Code (“IRC”) as follows:

Elective deferral contributions

Each year, participants may contribute to the Plan a percentage of their annual compensation, on a pre-tax basis as defined in the Plan, up to 75% of eligible compensation subject to the IRC limitations. Participants may also make Roth contributions. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 5% of eligible compensation and will be increased 1% each January 1 up to 18% compensation unless the participant affirmatively elects a different percentage. Participants who have attained age 50 before the end of the plan year are also eligible to make catch-up contributions.

Rollover contributions

Participants may also contribute amounts representing distributions from other qualified plans or defined contribution plans (rollovers). Participants direct the investment of their contributions into various investment options offered by the Plan.

Employer Contributions

The Bank will make matching contributions to eligible participants in an amount equal to 100% of the first 8% of eligible compensation. Bank matching contributions are recorded in the same period as participant contributions.

The Plan does not allow for discretionary contributions.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, Bank matching contributions, and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are vested immediately in their elective and rollover contributions. Bank matching contributions vest 100% after completion of three years of service.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Notes are required to be repaid within 5 years unless the note is to be used for the purchase of a primary residence and such loan term shall be a period consistent with commercial home loan practices. Participants may have up to two loans outstanding at any time. The notes are secured by the balance in the participant’s account and bear interest at a rate based on the rates available for similar loans from commercial lending institutions. The loan administrator periodically examines the rates such lenders are using. Once a loan is granted, the interest rate on that loan will not change. Principal and interest is paid ratably through payroll deductions if available.

Payment of Benefits

Upon termination of service, retirement, disability or death, a participant may elect to receive an amount equal to the value of the participant’s vested interest in his or her account in a lump-sum amount, installment payments or partial payments. In-service withdrawals from the participant’s account are available upon reaching age 59½. A participant may withdraw from their rollover account at any time. If a participant’s vested account balance is $1,000 or less, the Plan administrator can distribute the entire balance in a lump-sum amount. Hardship withdrawals are available in order to meet a participant’s immediate and heavy financial need.

Distribution of benefits attributable to investments other than those attributable to NB Bancorp, Inc. common stock will be in the form of cash. Distribution of benefits attributable to NB Bancorp, Inc. common stock will be in the form of cash, NB Bancorp, Inc. common stock, or both, at the participant's discretion.

Voting Rights

Participants (or beneficiaries), as holders of NB Bancorp, Inc. common stock, will direct Principal Trust Company, the Plan Trustee, as to the manner in which the voting rights are to be exercised for all NB Bancorp, Inc. common stock held as part of the Plan assets.

Forfeited Accounts

At December 31, 2025 and 2024, there were $164,117 and $119,717 in forfeited unvested accounts included in Plan assets. These accounts will be used to reduce future employer contributions or pay administrative expenses. During the Plan year ended December 31, 2025, employer contributions were reduced by $116,838 from forfeited unvested accounts.